Income Taxes - Schedule of Provision for Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic					$ (31,609)	$ (22,978)
International					(159)	(51)
LOSS BEFORE INCOME TAXES	$ (11,309)	$ (5,127)	$ (27,308)	$ (23,230)	(31,768)	(23,029)
Current:
Federal					0	0
State					3	4
Foreign					52	34
Total current					55	38
Deferred:
Federal					0	0
State					0	0
Foreign					0	0
Total deferred					0	0
Income tax provision	$ 8		$ 23	$ 3	$ 55	$ 38